Stock Based Compensation Plans: (Details 3)	12 Months Ended	132 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Risk free interest rate	1.52%	0.29%
Expected Term	4 years	2 years 10 months 29 days
Expected volatility	97.00%	65.00%
Dividend yield	0.00%	0.00%